Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stock-Based Compensation

Note 8 – Stock-Based Compensation

On April 12, 2023, the Company adopted the 2023 Equity Incentive Plan (the “2023 Plan”), which allows the issuance of up to 3,440,000 shares of the Company’s authorized and unissued common stock in the form of incentive stock options, non-qualified stock options, restricted stock units, performance share units, or other forms of equity as may be added in the future to employees, directors and consultants of the Company and its affiliates. The allowable number of shares that can be issued under the 2023 Plan increased upon the completion of the listing to 4,764,507 which represents 20% of the fully diluted capitalization of the Company on the closing of Company’s initial public price.

In January and February 2024, 2,460,000 and 200,000, respectively, restricted stock units (“RSUs”) were granted to the executive officers and members of the Board of Directors further to the 2023 Plan as described above. Of the total RSUs granted (tranche 1) 1,686,667 vest 100% seven months from the date that the Company lists on a national exchange, (tranche 2) 466,667 will vest in equal monthly instalments over a one (1) year period commencing on the eighth month from the effective date of the listing on a national exchange and (tranche 3) 486,666 are performance-based, the vesting of which will be predicated on certain financial and operational performance metrics being met after the effective date of the listing on a national exchange as set forth the grant agreements. Since tranche 3 is performance based, it is not yet probable that all of the performance vesting conditions will be met and as such no expense has been recognized for tranche 3 as of September 30, 2025.

On October 23, 2024, 200,000 RSUs were granted to each of the CEO and the Executive Chairman, for a total of 400,000, and 100,000 granted to two members of the Board of Directors were canceled. These RSUs vest 100% seven months from the date the Company lists on a national exchange.

On March 26, 2025, 150,000 RSUs were granted to the three board members, in the amount of 50,000 each. These RSUs vest 100% seven months from the date the Company lists on a national exchange.

Prior to March 26, 2025, the Company determined that no expense should be recognized for the RSUs since the contingency related to the commencement of vesting (i.e., the listing) of the RSUs had not been met. On March 26, 2025, the listing occurred, satisfying the contingency required for vesting to begin and defining the service period.

On June 1, 2025, 300,000 RSUs were forfeited resulting in a reversal of $1,329,062 of shared based compensation during the nine months ended September 30, 2025.

On June 5, 2025, 200,000 RSUs were granted to the one board member. 66,667 RSUs vest 100% seven months from the date of issuance, 66,667 RSUs vest 100% thirty-six months from the date of issuance. The remaining 66,667 RUS’s vest thirty-six months from the date certain performance metrics are achieved.

The Company determined the fair value of all the RSUs at their respective grant dates to be $32,495,174 based on the price of the most recent sale of common stock prior to each grant date for those RSU’s granted prior to the Listing Date or the quoted market value for the RSU’s granted after the Listing Date. For the nine months ended September 30, 2025, the company recognized $25,964,096. As of September 30, 2025, there was unamortized stock-based compensation of approximately $9,270,400 which the Company expects to recognize over approximately 6.75 years.

The activity related to RSUs is summarized as follows:

Restricted Stock Units
Activity	RSUs Granted
2024
January 1, 2024	-
Granted	3,060,000
Cancelled	(100,000)
December 31, 2024	2,960,000
2025
Granted during nine months ended September 30, 2025	350,000
Forfeited	(300,000)
Balance at September 30, 2025	3,010,000
Released RSUs for nine months ended September 30, 2025	-

As of September 30, 2025, 1,754,500 RSU’s remain unissued in the 2023 Plan.

NEONC TECHNOLOGIES HOLDINGS, INC.
Stock-Based Compensation

Note 9 – Stock-Based Compensation

On April 12, 2023, the Company adopted the 2023 Equity Incentive Plan (the “2023 Plan”), which allows the issuance of up to 3,440,000 shares of the Company’s authorized and unissued common stock in the form of incentive stock options, non-qualified stock options, restricted stock units, performance share units, or other forms of equity as may be added in the future to employees, directors and consultants of the Company and its affiliates.

In January and February 2024, 2,460,000 and 200,000, respectively, restricted stock units (“RSUs”) were granted to the executive officers and directors further to the 2023 Plan as described above. Of the total RSUs granted 1,686,667 vest 100% seven months from the date that the Company lists on a national exchange, 486,667 will vest in equal monthly installments over a one (1) year period commencing on the eighth month from the effective date of the listing on a national exchange and 486,666 are performance-based, the vesting of which will be predicated on certain financial and operational performance metrics being met after the effective date of the listing on a national exchange as set forth the grant agreements.

On October 23, 2024, 200,000 RSUs were granted to each of the CEO and the Executive Chairman, for a total of 400,000, and 100,000 granted to the Board of Directors were canceled. These granted RSUs vest seven months from the effective date the Company lists on a national exchange. As of December 31, 2024, 380,000 common shares remain unissued in the 2023 Plan.

Since the terms of the grants are not fixed due to the uncertainty of the timing and completion of a listing on a national exchange as of December 31, 2024, the RSU’s are not considered issued and outstanding, and no expense related to such instruments is recognized.